Note 9 - Income Taxes (Details) - Provision for Income Taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Provision for Income Taxes [Abstract]
Current tax expense	$ 2,218	$ 3,637	$ 2,795
Deferred tax (benefit) expense	591	(517)	144
Total income taxes	$ 2,809	$ 3,120	$ 2,939